Share-based payments reserve (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025	Aug. 31, 2025
IfrsStatementLineItems [Line Items]
Share based compensation expense	$ 2,300	$ 500	$ 4,500	$ 2,000
Common shares issued	1,740,966	782,758	4,360,778	2,692,686
Share capital	$ 800	$ 300	$ 2,000	$ 1,100
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Share based compensation expense	200	100	500	400
Share-compensation reserves			20
Restricted Stock Unit [Member]
IfrsStatementLineItems [Line Items]
Share based compensation expense	$ 500	$ 200	$ 1,200	$ 1,300
Omnibus Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued for options	16,020,143		16,020,143		6,742,580